STATEMENTS OF LOSSES (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		121 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating expenses:
General and administrative	$ 682	$ 682	$ 1,518	$ 1,423	$ 3,662	$ 3,953	$ 15,765
Research and development	924	792	2,028	1,582	2,733	2,922	16,712
Research and development grant received					0	0	(489)
Total operating expenses	1,606	1,474	3,546	3,005	6,395	6,875	31,988
Loss from operations	(1,606)	(1,474)	(3,546)	(3,005)	(6,395)	(6,875)	(31,988)
Other income (expense):
Financing cost					0	0	(519)
(Loss) gain on change in fair value of warrant derivative liability	0	531	0	766	1,096	(50)	86
Interest (expense) income, net	1	(1)	1	(2)	(3)	5	36
Loss before provision for income taxes	(1,605)	(944)	(3,545)	(2,241)	(5,302)	(6,920)	(32,385)
Provision for income taxes	0	0	0	0	0	0	0
Net loss	$ (1,605)	$ (944)	$ (3,545)	$ (2,241)	$ (5,302)	$ (6,920)	$ (32,385)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.06)	$ (0.04)	$ (0.13)	$ (0.10)	$ (0.21)	$ (0.32)
Weighted average shares outstanding (in shares)	28,705,705	23,759,386	28,012,097	23,299,517	24,816,481	21,805,211